Investments (Summary of Investments Included in Other Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investment [Line Items]
Equity investments	$ 10,826	$ 16,716
Share of income (loss) for the year	$ 2,821	661	$ 3,484
PreAnalytiX GmbH
Investment [Line Items]
Ownership Percentage	50.00%
Equity investments	$ 3,519	10,627
Share of income (loss) for the year	$ 3,067	1,878	3,577
Biotype Innovation GmbH
Investment [Line Items]
Ownership Percentage	24.90%
Equity investments	$ 3,339	3,775
Share of income (loss) for the year	$ (335)	(595)	0
Pyrobett
Investment [Line Items]
Ownership Percentage	19.00%
Equity investments	$ 2,444	2,111
Share of income (loss) for the year	$ 333	(600)	(539)
Hombrechtikon Systems Engineering AG
Investment [Line Items]
Ownership Percentage	19.00%
Equity investments	$ 1,524	0
Share of income (loss) for the year	$ 0	0	0
QIAGEN (Suzhou) Institute of Translation Research Co., Ltd.
Investment [Line Items]
Ownership Percentage	30.00%
Equity investments	$ 0	203
Share of income (loss) for the year	$ (244)	(107)	(409)
QIAGEN Finance
Investment [Line Items]
Ownership Percentage	100.00%
Equity investments	$ 0	0
Share of income (loss) for the year	$ 0	85	147
QBM Cell Science
Investment [Line Items]
Ownership Percentage	19.50%
Equity investments	$ 0	0
Share of income (loss) for the year	$ 0	0	(2)
Dx Assays Pte Ltd
Investment [Line Items]
Ownership Percentage	33.30%
Equity investments	$ 0	0
Share of income (loss) for the year	$ 0	$ 0	$ 710